Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000015151 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000015151 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000126484 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000126484 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015149 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000015149 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015147 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000015147 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000056118 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000056118 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000056118 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000056118 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000056118 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000056118 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000056118 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%
C000056118 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000056118 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000056118 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.60%
C000056118 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.80%
C000056118 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000056118 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000056118 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000056118 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000070757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000070757 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000070757 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000070757 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000070757 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070757 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000070757 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%
C000070757 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070757 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000070757 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070757 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.80%
C000070757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000070757 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000070757 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000070757 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171406 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000171406 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000171406 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000171406 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000171406 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000171406 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000171406 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%
C000171406 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171406 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000171406 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.60%
C000171406 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.80%
C000171406 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000171406 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000171406 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171406 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000056119 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000056119 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000056119 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000056119 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000056119 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000056119 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000056119 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%
C000056119 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000056119 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000056119 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.60%
C000056119 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.80%
C000056119 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000056119 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000056119 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000056119 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000275827 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000275827 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000275827 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000275827 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000275827 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000275827 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000275827 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%
C000275827 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000275827 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000275827 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.60%
C000275827 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.80%
C000275827 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000275827 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000275827 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000275827 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000104368 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000104368 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000104368 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000104368 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104368 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104368 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104368 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.70%
C000104368 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.10%
C000104368 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000104368 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.30%
C000104368 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104368 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000104368 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000104368 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000104368 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000104368 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000104368 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000104368 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000104368 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000104368 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000104368 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[1]
C000171407 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171407 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000171407 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000171407 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171407 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000171407 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171407 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.70%
C000171407 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.10%
C000171407 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171407 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171407 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171407 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000171407 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171407 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000171407 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000171407 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000171407 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171407 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171407 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171407 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000171407 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[2]
C000104366 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000104366 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000104366 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000104366 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104366 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104366 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104366 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.70%
C000104366 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.10%
C000104366 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000104366 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.30%
C000104366 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104366 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000104366 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000104366 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000104366 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000104366 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000104366 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000104366 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000104366 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000104366 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000104366 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[3]
C000104365 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000104365 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000104365 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000104365 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104365 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104365 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104365 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.70%
C000104365 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.10%
C000104365 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000104365 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.30%
C000104365 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104365 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000104365 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000104365 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000104365 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000104365 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000104365 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000104365 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000104365 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000104365 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000104365 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[4]

[1]	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.
[2]	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.
[3]	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.
[4]	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.